UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:            June 30, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ridgecrest Investment Management, LLC
Address:       600 Third Avenue, 17th Floor
               New York, New York  10158


Form 13F File Number:     28-7548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David May
Title:    Managing Member
Phone:    (212) 984-6266

Signature, Place, and Date of Signing:

              /s/ David May               New York, New York         8/13/99
              [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       119

Form 13F Information Table Value Total:                   $   51,294
                                                              (thousands)


List of Other Included Managers:




No.                 Form 13F File Number             Name

    1               28-                              CIBC Oppenheimer



    2               28-6420                          Soros Fund Management, LLC




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
Item 1:                     Item 2:            Item 3:            Item 4:         Item 5:            Item 6:    Item 7:    Item 8:
Name Of issuer              Title Of Class     Cusip              Value           SHRS OR  SH/  PUT/ Invstment  Other      Voting
                                                                  (X$1000)        PRN AMT  PRN  CALL Discr      Mgrs       Authority
                                                                                                                           (a) SOLE



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